Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation

9. Stock-Based Compensation

Stock-based compensation expense for the three and nine months ended September 30, 2020 and 2019 was classified in the consolidated statement of operations and comprehensive loss as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2019	2020	2019
Research and development	$374	$103	$486	$278
General and administrative	2,162	146	2,480	411

Total	$2,536	$249	$2,966	$689

Estimating Fair Value of Equity Awards

The fair value of each equity award was determined by the Company on the date of grant and by using the methods and assumptions discussed below. Certain of these inputs are subjective and generally require judgment to determine.

Expected Term: The expected term of the equity award represents the weighted average period the award is expected to be outstanding. The Company uses the simplified method for estimating the expected term as provided by the Securities and Exchange Commission. The simplified method calculates the expected term as the average time to vesting and the contractual life of the award.

Expected volatility—Due to the Company’s limited operating history and lack of company-specific historical or implied volatility, the expected volatility assumption was determined by examining the historical volatilities of a group of industry peers whose share prices are publicly available.

Risk-free interest rate—The risk-free rate assumption is based on the U.S. Treasury instruments, the terms of which were consistent with the expected term of the Company’s equity award.

Expected dividend—The Company has not paid and does not intend to pay dividends.

Following the closing of the Merger and upon establishing a public trading market for the Company’s securities, the fair value of the Company’s common stock used to value equity awards will be based on the closing price of the Company’s common stock as reported on the date of the grant.

Restricted Stock

Prior to the Merger, Compass LLC maintained an incentive pool of unit-based awards that were granted to board members, employees and consultants and accounted for as unit-based compensation. Upon consummation of the Merger, all outstanding vested profits interests units were converted into shares of the Company’s common stock. Unvested units were converted into restricted shares of the Company’s common stock and will continue to vest under the same terms as the original profits interests.

A summary of the Company’s restricted share activity during the nine months ended September 30, 2020 is as follows:

Weighted Average Grant Date Fair Value	Shares	Estimated Fair Value Per Share
Nonvested, January 1, 2020	2,038,955	$2.04
Granted	879	$2.34
Vested	(277,815)	$1.51
Forfeited or canceled	(666,227)	$1.78

Nonvested, September 30, 2020	1,095,792	$2.34

The weighted-average grant-date fair value for Compass LLC profits interests granted was $2.34 per unit. No restricted share awards have been granted following the Merger. As of September 30, 2020, remaining unrecognized compensation cost related to unvested restricted stock awards to be recognized in future periods totaled $1.8 million, which is expected to be recognized over a weighted average period of 1.9 years.

The fair value of each profits interest was estimated on the date of grant using the weighted average assumptions in the table below:

	Nine Months Ended September 30,
	2020	2019
Expected term (in years)	6.0	6.0
Risk-free rate	0.36%	1.75%
Expected volatility	140.45%	65.06%
Expected dividend yield	0%	0%

Stock Options

In June 2020, the Company’s board of directors adopted the 2020 Stock Option and Incentive Plan (the “2020 Plan”) and reserved 2,930,836 shares of common stock for issuance under this plan and subject to automatic annual increases as defined in the plan. As of September 30, 2020, 1,305,367 shares remain available for future grant.

The 2020 Plan authorizes the board of directors or a committee of the board to grant incentive stock options, nonqualified stock options and restricted stock awards to eligible officers, employees, consultants and directors of the Company. Options generally vest over a period of four years and have a contractual life of ten years from the date of grant.

The following table summarizes the stock option activity for the 2020 Plan:

	Number of Nonvested Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (in years)
Outstanding at January 1, 2020	—	$—
Granted	1,633,000	$5.00
Exercise	—	$—
Forfeited/cancelled	(7,531)	$5.00

Outstanding at September 30, 2020	1,625,469	$5.00	9.9

Vested at September 30, 2020	647,707	$5.00	9.8

For the nine months ended September 30, 2020, the weighted average grant date fair value for options granted was $3.42. The aggregate intrinsic value for options vested and outstanding as of and for the nine months ended September 30, 2020 was de minimis. As of September 30, 2020, the unrecognized compensation cost related to outstanding options was $3.3 million, expected to be recognized over a weighted average period of approximately 2.1 years.

The weighted average assumptions used in the Black-Scholes option pricing model to determine the fair value of stock options granted to employees and directors during the nine months ended September 30, 2020 were as follows:

September 30, 2020
Expected term (in years)	5.4
Risk-free rate	0.22%
Expected volatility	86.2%
Expected dividend yield

9. Common Units, Warrants and Unit Incentive Plans

Upon formation of the Company, a capital account was established for each member. The capital account of each member is adjusted for the cash and property contributed by or distributed to each member, the amount of net profits or loss allocated to the member, and other adjustments. Net profit or loss is allocated to the members in proportion to their respective member interests in the Company.

In connection with prior financing transactions the Company issued warrants to purchase common units. A summary of the outstanding warrants at both December 31, 2019 and March 31, 2020 is as follows:

Date Granted	Number	Exercise Price	Expiration Date
6/17/2015	5,267,959	$2.8474	7/17/2022
12/7/2015	5,267,959	$2.8474	7/17/2022
9/7/2016	5,268,035	$2.8474	7/17/2022
7/11/2017	5,268,034	$2.8474	7/17/2022

The Company established two classes of its common units, one designated as Class A common units, each of which entitled its holder to one vote per unit; and the second designated as Class B common units, each of which entitled its holder to one vote per unit. In June 2018, the Board authorized the issuance of Class C common units and the Company redesignated Class B common units as Class A common units. As of December 31, 2018, Class A and Class C common units were the only classes of common units, each of which entitled its holder to one vote per unit. Due to employee terminations and resignations, 10,588,659 and 1,186,127 of Class A common units were forfeited during the years ended December 31, 2019 and 2018, respectively. The Company’s outstanding common units have been issued from the incentive pool and the founders pool. In June 2018, the founders pool was dissolved. Certain incentive units available for issuance under the founder’s pool were distributed to the holders of the Series A-3 and the Series A-4, as Class C common units. The remainder of the units available for issuance were redesignated as units available for issuance under the incentive pool as Class A common units. Common units in the incentive pool may be issued by the Board to employees, directors of, and consultants or advisors to the Company.

The Class C common units, issued to Series A-3, Series A-4 and Series A-5 holders, as well as the Class A common units issued or issuable under the incentive pool include incentive units (as defined in the restated operating agreement), are intended to constitute “profits interests” for tax purposes. Profits interest units are recorded as issued and outstanding common units when granted. Standard vesting for profits interests provide for 25% of units to vest after one year with the remaining vesting monthly thereafter over 36 months. As approved by the Board, some grants may have different vesting provisions. Class C common units were vested in full upon grant.

Unvested profits interests unit’s activity for the year ended December 31, 2019 and 2018, was as follows:

	Number of Nonvested Profits Interests	Weighted Average Grant Date Fair Value
Outstanding at January 1, 2018	9,765,439	0.08
Granted	16,143,382	0.22
Vested	(4,790,327)	0.07
Forfeited	(1,186,217)	0.12

Outstanding at December 31, 2018	19,932,277	0.19

Granted	19,643,100	0.16
Vested	(7,044,620)	0.14
Forfeited	(10,588,658)	0.21

Outstanding at December 31, 2019	21,942,099	0.18

Expected to vest at December 31, 2018	19,932,277

Expected to vest at December 31, 2019	21,942,099

In connection with the issuance of any profits interests, the Board will determine and set a threshold dollar amount with respect to the units, or the strike price. The strike price is determined and set as the fair value of the underlying common units on the date of the grant.

The Company uses an option pricing model to value profit interests. The assumptions used to value profits interests granted during the years ended December 31, 2019 and 2018 were as follows:

	2019	2018
Expected term (in years)	6.0	6.0
Risk-free rate	1.74%	2.51%
Expected volatility	72.75%	60.28%
Expected dividend yield	0.00%	0.00%

The weighted-average grant-date fair value for profits interests granted during the years ended December 31, 2019 and 2018 was $0.16 and $ 0.22 per unit, respectively. Compensation expense from profits interests for the years ended December 31, 2019 and 2018, was $0.9 million and $0.7 million, respectively. As of December 31, 2019, remaining unrecognized compensation expense related to nonvested profits interests was $3.6 million, which is expected to be recognized over a weighted-average period of 2.2 years.